Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

Note 19—Employee Benefit Plans

Pension and Postretirement Plans

An analysis of the projected benefit obligations for our pension plans and accumulated benefit obligations for our postretirement health and life insurance plans follows:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Change in Benefit Obligation
Benefit obligation at January 1	$5,539	3,206	5,042	3,101	862	839
Service cost	225	98	229	90	10	11
Interest cost	247	178	260	169	42	46
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Plan amendments	—	(53)	12	—	35	—
Actuarial loss	642	195	305	59	20	14
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(29)	—	(101)	(2)	2

Benefit obligation at December 31*	$6,175	3,484	5,539	3,206	926	862

*Accumulated benefit obligation portion of above at December 31:	$5,363	2,939	4,905	2,711

Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	$3,890	2,581	3,144	2,281	—	—
Actual return on plan assets	64	53	458	259	—	—
Company contributions	673	226	597	216	41	50
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(27)	—	(63)	—	—

Fair value of plan assets at December 31	$4,149	2,722	3,890	2,581	—	—

Funded Status	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	$—	94	—	156	—	—
Current liabilities	(118)	(5)	(74)	(4)	(62)	(51)
Noncurrent liabilities	(1,908)	(851)	(1,575)	(777)	(864)	(811)

Total recognized	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.90	4.65	5.40	4.40	5.00
Rate of compensation increase	4.25	4.30	4.00	4.10	—	—

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.40	5.35	5.80	5.00	5.60
Expected return on plan assets	7.00	6.40	7.00	6.50	—	—
Rate of compensation increase	4.00	4.10	4.00	4.50	—	—

For both U.S. and international pensions, the overall expected long-term rate of return is developed from the expected future return of each asset class, weighted by the expected allocation of pension assets to that asset class. We rely on a variety of independent market forecasts in developing the expected rate of return for each class of assets.

Included in accumulated other comprehensive income at December 31 were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$2,240	705	1,567	444	(26)	(51)
Unrecognized prior service cost (credit)	52	(78)	61	(25)	(13)	(54)

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$(858)	(307)	(70)	75	(20)	(14)
Amortization of (gain) loss included in income	185	46	167	55	(5)	(7)

Net change during the period	$(673)	(261)	97	130	(25)	(21)

Prior service (cost) credit arising during the period	$—	53	(12)	(1)	(34)	—
Amortization of prior service cost (credit) included in income	9	—	10	2	(7)	3

Net change during the period	$9	53	(2)	1	(41)	3

Amounts included in accumulated other comprehensive income at December 31, 2011, that are expected to be amortized into net periodic postretirement cost during 2012 are provided below:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$235	71	(3)
Unrecognized prior service cost	9	(9)	(4)

For our tax-qualified pension plans with projected benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $8,481 million, $7,377 million, and $6,098 million, respectively, at December 31, 2011, and $7,661 million, $6,718 million, and $5,706 million, respectively, at December 31, 2010.

For our unfunded nonqualified key employee supplemental pension plans, the projected benefit obligation and the accumulated benefit obligation were $499 million and $374 million, respectively, at December 31, 2011, and were $479 million and $407 million, respectively, at December 31, 2010.

The components of net periodic benefit cost related to continuing and discontinued operations of all defined benefit plans are presented in the following table:

	Millions of Dollars
	Pension Benefits						Other Benefits
	2011		2010		2009		2011	2010	2009
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.
Components of Net Periodic Benefit Cost
Service cost	$225	98	229	90	194	79	10	11	9
Interest cost	247	178	260	169	277	144	42	46	47
Expected return on plan assets	(280)	(175)	(224)	(147)	(184)	(125)	—	—	—
Amortization of prior service cost (credit)	9	—	10	2	11	1	(7)	3	9
Recognized net actuarial loss (gain)	165	46	167	55	186	35	(5)	(7)	(15)

Net periodic benefit cost	$366	147	442	169	484	134	40	53	50

We recognized pension settlement losses of $21 million in 2011 and $15 million in 2009. None were recognized in 2010.

We recognized special termination benefits of $5 million in 2009. None were recognized in 2011 and 2010.

In determining net pension and other postretirement benefit costs, we amortize prior service costs on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. For net actuarial gains and losses, we amortize 10 percent of the unamortized balance each year.

We have multiple nonpension postretirement benefit plans for health and life insurance. The health care plans are contributory and subject to various cost sharing features, with participant and company contributions adjusted annually; the life insurance plans are noncontributory. The measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate of 7.75 percent in 2012 that declines to 5 percent by 2023. A one-percentage-point change in the assumed health care cost trend rate would be immaterial to ConocoPhillips.

Plan Assets—We follow a policy of broadly diversifying pension plan assets across asset classes, investment managers, and individual holdings. As a result, our plan assets have no significant concentrations of credit risk. Asset classes that are considered appropriate include U.S. equities, non-U.S. equities, U.S. fixed income, non-U.S. fixed income, real estate and private equity investments. Plan fiduciaries may consider and add other asset classes to the investment program from time to time. The target allocations for plan assets are 56 percent equity securities, 35 percent debt securities, 6 percent real estate and 3 percent in all other types of investments. Generally, the investments in the plans are publicly traded, therefore minimizing liquidity risk in the portfolio.

Following is a description of the valuation methodologies used for the pension plan assets. There have been no changes in the methodologies used at December 31, 2011 and 2010.

•	Fair values of equity securities and government debt securities categorized in Level 1 are primarily based on quoted market prices.

•

Fair values of corporate debt securities, agency and mortgage-backed securities and government debt securities categorized in Level 2 are estimated using recently executed transactions and market price quotations. If there have been no market transactions in a particular fixed income security, its fair market value is calculated by pricing models that benchmark the security against other securities with actual market prices. When observable price quotations are not available, fair value is based on pricing models that use something other than actual market prices (e.g., observable inputs such as benchmark yields, reported trades and issuer spreads for similar securities), and these securities are categorized in Level 3 of the fair value hierarchy.

•	Fair values of investments in common/collective trusts are determined by the issuer of each fund based on the fair value of the underlying assets.

•	Fair values of mutual funds are valued based on quoted market prices, which represent the net asset value of shares held.

•	Cash is valued at cost, which approximates fair value. Fair values of cash equivalents categorized in Level 2 are valued using observable yield curves, discounting and interest rates.

•

Fair values of exchange-traded derivatives classified in Level 1 are based on quoted market prices. For other derivatives classified in Level 2, the values are generally calculated from pricing models with market input parameters from third-party sources.

•	Private equity funds are valued at net asset value as determined by the issuer based on the fair value of the underlying assets.

•	Fair values of insurance contracts are valued at the present value of the future benefit payments owed by the insurance company to the Plans’ participants.

•	Fair values of real estate investments are valued using real estate valuation techniques and other methods that include reference to third-party sources and sales comparables where available.

•

A portion of U.S. pension plan assets is held as a participating interest in an insurance annuity contract. This participating interest is calculated as the market value of investments held under this contract, less the accumulated benefit obligation covered by the contract. The participation interest is classified as Level 3 in the fair value hierarchy as the fair value is determined via a combination of comparison to quoted market prices and estimation using recently executed transactions and market price quotations for contract assets, and an actuarial present value computation for contract obligations. At December 31, 2011, the participating interest in the annuity contract was valued at $144 million and consisted of $391 million in debt securities, less $247 million for the accumulated benefit obligation covered by the contract. At December 31, 2010, the participating interest in the annuity contract was valued at $92 million and consisted of $357 million in debt securities, less $265 million for the accumulated benefit obligation covered by the contract. The net change from 2010 to 2011 is due to an increase in the fair market value of the underlying investments of $34 million and a decrease in the present value of the contract obligation of $18 million. The participating interest is not available for meeting general pension benefit obligations in the near term. No future company contributions are required and no new benefits are being accrued under this insurance annuity contract.

The fair values of our pension plan assets at December 31, by asset class were as follows:

	Millions of Dollars
	U.S.				International
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
2011
Equity Securities
U.S.	$1,251	—	—	1,251	413	—	—	413
International	803	—	—	803	413	—	—	413
Common/collective trusts	—	634	—	634	—	234	—	234
Mutual funds	—	—	—	—	246	—	—	246
Debt Securities
Government	311	81	—	392	532	—	—	532
Corporate	—	551	3	554	—	122	1	123
Agency and mortgage-backed securities	—	105	—	105	—	43	—	43
Common/collective trusts	—	249	—	249	—	346	—	346
Mutual funds	—	—	—	—	130	—	—	130
Cash and cash equivalents	—	—	—	—	32	26	—	58
Private equity funds	—	—	4	4	—	—	13	13
Derivatives	—	—	—	—	—	11	—	11
Insurance contracts	—	—	—	—	—	—	15	15
Real estate	—	—	—	—	—	—	139	139

Total*	$2,365	1,620	7	3,992	1,766	782	168	2,716

*	Excludes the participating interest in the annuity contract with a net asset value of $144 million and net receivables related to security transactions of $19 million.

2010
Equity Securities
U.S.	$1,250	—	—	1,250	378	—	—	378
International	818	—	—	818	498	—	—	498
Common/collective trusts	—	635	—	635	—	246	—	246
Mutual funds	—	—	—	—	282	—	—	282
Debt Securities
Government	251	56	—	307	390	—	—	390
Corporate	—	420	3	423	—	171	2	173
Agency and mortgage-backed securities	—	81	—	81	—	—	—	—
Common/collective trusts	—	270	—	270	—	329	—	329
Mutual funds	—	—	—	—	122	—	—	122
Cash and cash equivalents	—	—	—	—	9	10	—	19
Private equity funds	—	—	6	6	—	—	8	8
Derivatives	—	—	—	—	—	12	—	12
Insurance contracts	—	—	—	—	—	—	16	16
Real estate	—	—	—	—	—	—	101	101

Total*	$2,319	1,462	9	3,790	1,679	768	127	2,574

*	Excludes the participating interest in the annuity contract with a net asset value of $92 million and net receivables related to security transactions of $15 million.

As reflected in the table above, Level 3 activity was not material.

Our funding policy for U.S. plans is to contribute at least the minimum required by the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code of 1986, as amended. Contributions to foreign plans are dependent upon local laws and tax regulations. In 2012, we expect to contribute approximately $690 million to our domestic qualified and nonqualified pension and postretirement benefit plans and $235 million to our international qualified and nonqualified pension and postretirement benefit plans.

The following benefit payments, which are exclusive of amounts to be paid from the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
2012	$577	110	63
2013	501	113	64
2014	524	121	67
2015	553	129	70
2016	598	134	72
2017-2021	3,206	794	385

Defined Contribution Plans

Most U.S. employees are eligible to participate in the ConocoPhillips Savings Plan (CPSP). Employees can deposit up to 75 percent of their eligible pay up to the statutory limit ($16,500 in 2011) in the thrift feature of the CPSP to a choice of approximately 39 investment funds. ConocoPhillips matches contribution deposits, up to 1.25 percent of eligible pay. Company contributions charged to expense related to continuing and discontinued operations for the CPSP and predecessor plans, excluding the stock savings feature (discussed below), were $25 million in 2011, $24 million in 2010, and $23 million in 2009.

The stock savings feature of the CPSP is a leveraged employee stock ownership plan. Employees may elect to participate in the stock savings feature by contributing 1 percent of eligible pay and receiving an allocation of shares of common stock proportionate to the amount of contribution.

In 1990, the Long-Term Stock Savings Plan of Phillips Petroleum Company (now the stock savings feature of the CPSP) borrowed funds that were used to purchase previously unissued shares of company common stock. Since the company guarantees the CPSP’s borrowings, the unpaid balance is reported as a liability of the company and unearned compensation is shown as a reduction of common stockholders’ equity. Dividends on all shares are charged against retained earnings. The debt is serviced by the CPSP from company contributions and dividends received on certain shares of common stock held by the plan, including all unallocated shares. The shares held by the stock savings feature of the CPSP are released for allocation to participant accounts based on debt service payments on CPSP borrowings. In addition, during the period from 2012 through 2014, when no debt principal payments are scheduled to occur, we have committed to make direct contributions of stock to the stock savings feature of the CPSP, or make prepayments on CPSP borrowings, to ensure a certain minimum level of stock allocation to participant accounts.

We recognize interest expense as incurred and compensation expense based on the fair market value of the stock contributed or on the cost of the unallocated shares released, using the shares-allocated method. We recognized total CPSP expense related to continuing and discontinued operations to the stock savings feature of $77 million, $92 million and $83 million in 2011, 2010 and 2009, respectively, all of which was compensation expense. In 2011, we made cash contributions to the CPSP of $4 million. No cash contributions were made in 2010 and 2009. In 2011, 2010 and 2009, we contributed 660,755 shares, 1,776,873 shares and 2,018,692 shares, respectively, of company common stock from the Compensation and Benefits Trust. The shares had a fair market value of $84 million, $103 million and $94 million, respectively. Also in 2011, we contributed 475,696 shares of company common stock from Treasury stock. Dividends used to service debt were $45 million, $41 million and $39 million in 2011, 2010 and 2009, respectively. These dividends reduced the amount of compensation expense recognized each period. Interest incurred on the CPSP debt in 2011, 2010 and 2009 was $1 million, $2 million and $2 million, respectively.

The total CPSP stock savings feature shares as of December 31 were:

	2011	2010
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502

Total shares	20,127,335	22,584,280

The fair value of unallocated shares at December 31, 2011 and 2010, was $59 million and $231 million, respectively.

We have several defined contribution plans for our international employees, each with its own terms and eligibility depending on location. Total compensation expense related to continuing and discontinued operations recognized for these international plans was approximately $56 million in 2011, $52 million in 2010 and $51 million in 2009.

Share-Based Compensation Plans

The 2011 Omnibus Stock and Performance Incentive Plan of ConocoPhillips (the Plan) was approved by shareholders in May 2011. Over its 10-year life, the Plan allows the issuance of up to 100 million shares of our common stock for compensation to our employees, directors and consultants; however, as of the effective date of the Plan, (i) any shares of common stock available for future awards under the prior plans and (ii) any shares of common stock represented by awards granted under the prior plans that are forfeited, expire or are canceled without delivery of shares of common stock or which result in the forfeiture of shares of common stock back to the company shall be available for awards under the Plan, and no new awards shall be granted under the prior plans. Of the 100 million shares available for issuance under the Plan, no more than 40 million shares of common stock are available for incentive stock options, and no more than 40 million shares are available for awards in stock.

Our share-based compensation programs generally provide accelerated vesting (i.e., a waiver of the remaining period of service required to earn an award) for awards held by employees at the time of their retirement. For share-based awards granted prior to our adoption of Statement of Financial Accounting Standards No. 123(R), codified into FASB ASC Topic 718, “Compensation—Stock Compensation,” we recognize expense over the period of time during which the employee earns the award, accelerating the recognition of expense only when an employee actually retires. For share-based awards granted after our adoption of ASC 718 on January 1, 2006, we recognize share-based compensation expense over the shorter of the service period (i.e., the stated period of time required to earn the award); or the period beginning at the start of the service period and ending when an employee first becomes eligible for retirement, but not less than six months, as this is the minimum period of time required for an award to not be subject to forfeiture.

Some of our share-based awards vest ratably (i.e., portions of the award vest at different times) while some of our awards cliff vest (i.e., all of the award vests at the same time). For awards granted prior to our adoption of ASC 718 that vest ratably, we recognize expense on a straight-line basis over the service period for each separate vesting portion of the award (i.e., as if the award was multiple awards with different requisite service periods). For share-based awards granted after our adoption of ASC 718, we recognize expense on a straight-line basis over the service period for the entire award, whether the award was granted with ratable or cliff vesting.

Total share-based compensation expense recognized in income related to continuing and discontinued operations and the associated tax benefit for the years ended December 31, were as follows:

	Millions of Dollars
	2011	2010	2009
Compensation cost	$246	211	121
Tax benefit	86	78	42

Stock Options—Stock options granted under the provisions of the Plan and earlier plans permit purchase of our common stock at exercise prices equivalent to the average market price of the stock on the date the options were granted. The options have terms of 10 years and generally vest ratably, with one-third of the options awarded vesting and becoming exercisable on each anniversary date following the date of grant. Options awarded to employees already eligible for retirement vest within six months of the grant date, but those options do not become exercisable until the end of the normal vesting period.

The following summarizes our stock option activity for the three years ended December 31, 2011:

		Weighted-	Weighted-Average	Millions of Dollars
	Options	Average Exercise Price	Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2008	36,615,753	$35.65
Granted	3,311,200	45.47	$11.18
Exercised	(2,919,118)	24.10		$67
Forfeited	(332,941)	52.04
Expired or canceled	(241,421)	63.49

Outstanding at December 31, 2009	36,433,473	$37.13
Granted	3,040,500	48.39	$11.70
Exercised	(6,401,483)	29.08		$183
Forfeited	(255,889)	48.42
Expired or canceled	(204,727)	58.94

Outstanding at December 31, 2010	32,611,874	$39.54
Granted	1,907,000	70.13	$16.70
Exercised	(10,022,685)	30.08		$416
Forfeited	(82,434)	62.26
Expired or canceled	(41,704)	51.60

Outstanding at December 31, 2011	24,372,051	$45.73

Vested at December 31, 2011	22,214,254	$44.49		$611

Exercisable at December 31, 2011	19,666,959	$43.19		$564

The weighted-average remaining contractual term of vested options and exercisable options at December 31, 2011, was 3.95 years and 3.4 years, respectively.

During 2011, we received $197 million in cash and realized a tax benefit related to continuing and discontinued operations of $119 million from the exercise of options. At December 31, 2011, the remaining unrecognized compensation expense from unvested options was $16 million, which will be recognized over a weighted-average period of 19 months, the longest period being 25 months.

The significant assumptions used to calculate the fair market values of the options granted over the past three years, as calculated using the Black-Scholes-Merton option-pricing model, were as follows:

	2011	2010	2009
Assumptions used
Risk-free interest rate	3.10%	3.23	2.90
Dividend yield	4.00%	4.00	3.50
Volatility factor	33.40%	33.80	32.90
Expected life (years)	6.87	6.65	6.53

The ranges in the assumptions used were as follows:

	2011		2010		2009
	High	Low	High	Low	High	Low
Ranges used
Risk-free interest rate	3.10%	3.10	3.23	3.23	2.90	2.90
Dividend yield	4.00	4.00	4.00	4.00	3.50	3.50
Volatility factor	33.40	33.40	33.80	33.80	32.90	32.90

We calculate volatility using the most recent ConocoPhillips end-of-week closing stock prices spanning a period equal to the expected life of the options granted. We periodically calculate the average period of time lapsed between grant dates and exercise dates of past grants to estimate the expected life of new option grants.

Stock Unit Program—Generally, restricted stock units are granted annually under the provisions of the Plan and vest ratably, with one-third of the units vesting in 36 months, one-third vesting in 48 months, and the final third vesting 60 months from the date of grant. In addition to these regularly scheduled annual awards, restricted stock units are also granted ad hoc to attract or retain key personnel, and the terms and conditions under which these restricted stock units vest vary by award. Upon vesting, the units are settled by issuing one share of ConocoPhillips common stock per unit. Units awarded to employees already eligible for retirement vest within six months of the grant date, but those units are not issued as shares until the end of the normal vesting period. Until issued as stock, most recipients of the units receive a quarterly cash payment of a dividend equivalent that is charged to expense. The grant date fair value of these units is deemed equal to the average ConocoPhillips stock price on the date of grant. The grant date fair market value of units that do not receive a dividend equivalent while unvested is deemed equal to the average ConocoPhillips stock price on the grant date, less the net present value of the dividends that will not be received.

The following summarizes our stock unit activity for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	5,927,698	$61.14
Granted	2,910,095	43.41
Forfeited	(207,932)	51.84
Issued	(1,910,309)		$88

Outstanding at December 31, 2009	6,719,552	$57.08
Granted	2,890,010	46.38
Forfeited	(233,212)	53.11
Issued	(1,573,487)		$79

Outstanding at December 31, 2010	7,802,863	$53.04
Granted	2,746,045	67.54
Forfeited	(299,531)	56.43
Issued	(1,520,419)		$109

Outstanding at December 31, 2011	8,728,958	$55.41

Not Vested at December 31, 2011	6,175,477	$55.93

At December 31, 2011, the remaining unrecognized compensation cost from the unvested units was $188 million, which will be recognized over a weighted-average period of 30 months, the longest period being 100 months.

Performance Share Program—Under the Plan, we also annually grant to senior management restricted performance share units (PSUs) that do not vest until either (i) with respect to awards for performance periods beginning before 2009, the employee becomes eligible for retirement by reaching age 55 with five years of service or (ii) with respect to awards for performance periods beginning in 2009, five years after the grant date of the award (although recipients can elect to defer the lapsing of restrictions until retirement after reaching age 55 with five years of service), so we recognize compensation expense for these awards beginning on the date of grant and ending on the date the PSUs are scheduled to vest. Since these awards are authorized three years prior to the grant date, for employees eligible for such retirement by or shortly after the grant date, we recognize compensation expense over the period beginning on the date of authorization and ending on the date of grant. These PSUs are settled by issuing one share of ConocoPhillips common stock per unit. Until issued as stock, recipients of the PSUs receive a quarterly cash payment of a dividend equivalent that is charged to expense. In its current form, the first grant of PSUs under this program was in 2006.

The following summarizes our Performance Share Program activity for the three years ended December 31, 2011:

	Performance	Weighted-Average	Millions of Dollars
	Share Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,176,178	$68.13
Granted	659,812	45.47
Forfeited	(23,670)	65.00
Issued	(407,442)		$19

Outstanding at December 31, 2009	3,404,878	$64.63
Granted	317,072	48.39
Forfeited	(53,243)	62.66
Issued	(234,121)		$12

Outstanding at December 31, 2010	3,434,586	$63.43
Granted	615,780	70.57
Forfeited	(23,240)	63.18
Issued	(509,365)		$37

Outstanding at December 31, 2011	3,517,761	$64.35

Not Vested at December 31, 2011	1,063,982	$64.16

At December 31, 2011, the remaining unrecognized compensation cost from unvested Performance Share awards was $27 million, which will be recognized over a weighted-average period of 46 months, the longest period being 15 years.

Other—In addition to the above active programs, we have outstanding shares of restricted stock and restricted stock units that were either issued to replace awards held by employees of companies we acquired or issued as part of a compensation program that has been discontinued. Generally, the recipients of the restricted shares or units receive a quarterly dividend or dividend equivalent.

The following summarizes the aggregate activity of these restricted shares and units for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,364,020	$36.75
Granted	78,299	45.72
Issued	(204,160)		$10
Canceled	(101,642)	52.91

Outstanding at December 31, 2009	3,136,517	$35.11
Granted	73,395	53.33
Issued	(181,035)		$9
Canceled	(58,441)	44.23

Outstanding at December 31, 2010	2,970,436	$34.06
Granted	76,642	70.25
Issued	(139,523)		$10
Canceled	(319,640)	30.90

Outstanding at December 31, 2011	2,587,915	$33.49

Not Vested at December 31, 2011	—

At December 31, 2011, there was no remaining unrecognized compensation cost from the unvested units.

Compensation and Benefits Trust

The Compensation and Benefits Trust (CBT) was an irrevocable grantor trust, administered by an independent trustee and designed to acquire, hold and distribute shares of our common stock to fund certain future compensation and benefit obligations of the company. The trustee voted shares held by the CBT in accordance with voting directions from eligible employees, as specified in a trust agreement with the trustee. We sold 58.4 million shares of previously unissued company common stock to the CBT in 1995 for $37 million of cash, previously contributed to the CBT by us, and a promissory note from the CBT to us of $952 million. The CBT was consolidated by ConocoPhillips; therefore, the cash contribution and promissory note were eliminated in consolidation. Shares held by the CBT were valued at cost and did not affect earnings per share or total common stockholders’ equity until after they were transferred out of the CBT. In 2010, 1,776,873 shares were transferred out of the CBT.

In August 2011, all of the approximately 36 million shares of company common stock held by the CBT were transferred to ConocoPhillips, and those shares are now held as non-voting treasury stock. Because the CBT was consolidated by us, the transfer of its shares from “Grantor trusts” to “Treasury stock” in the equity section of our balance sheet was recorded at the shares’ historical carrying value of $610 million. This transfer did not affect total equity, shares outstanding or earnings per share. The CBT no longer holds any assets. Two smaller grantor trusts also disposed of all their shares of company stock during 2011.